Risk/Return Summary - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity High Yield Factor ETF	Oct. 01, 2024
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® High Yield Factor ETF and Fidelity® Preferred Securities & Income ETFDecember 30, 2023Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses